CONDENSED FINANCIAL INFORMATION OF REGISTRANT	12 Months Ended
Dec. 31, 2025
CONDENSED FINANCIAL INFORMATION OF REGISTRANT
CONDENSED FINANCIAL INFORMATION OF REGISTRANT

22.       CONDENSED FINANCIAL INFORMATION OF REGISTRANT

a) Condensed Balance Sheets (In thousands)

	December 31, 2025	December 31, 2024
ASSETS
Current assets:
Cash and cash equivalents	$1,482	$9,162
Investment in equity securities, at fair value	—	2,623
Accounts receivable, net	2,844	15,234
Inventories	—	5,231
Prepaid expenses and other	446	1,065
Total current assets	4,772	33,315

Intercompany receivables	779	779
Property, plant and equipment, net	12	16
Long-term investments	1,716	1,716
Investment in subsidiaries	—	635
Total assets	$7,279	$36,461

LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY
Current liabilities:
Accounts payable	$1,065	$2,650
Accrued and other current liabilities	8,326	4,183
Convertible notes due to a related party	4,243	—
Intercompany payables	4,615	15,956
Total current liabilities	18,249	22,789

Other liabilities	11,821	11,821
Provision of excess loss in subsidiaries	14,491	—
Total liabilities	44,561	34,610

Shareholders’ (deficit) equity:
Ordinary shares	2	2
Additional paid-in capital	722,238	713,302
Treasury shares	(9,604)	(9,604)
Accumulated other comprehensive loss	(1,785)	(1,774)
Accumulated deficit	(748,133)	(700,075)
Total shareholders’ (deficit) equity	(37,282)	1,851
Total liabilities and shareholders' (deficit) equity	$7,279	$36,461

b) Condensed Statements of Operations and Comprehensive Loss (In thousands)

	Years ended December 31,
	2025	2024	2023
Revenues	18,718	28,537	33,879

Costs of revenues	(8,734)	(17,391)	(13,827)

Gross Profit	9,984	11,146	20,052

Operating expenses:
Intercompany expenses	(13,454)	(27,837)	(4,869)
Other operating expenses	(24,153)	(18,413)	(17,328)
Total operating expenses	(37,607)	(46,250)	(22,197)

Loss from operations	(27,623)	(35,104)	(2,145)

Non-operating income (expense):
Share of loss of subsidiaries	(20,364)	(6,487)	(23,801)
Other non-operating income (expenses)	(71)	2,333	2,289
Loss before income tax expense	(48,058)	(39,258)	(23,657)
Income tax expense	—	—	—
Net loss	(48,058)	(39,258)	(23,657)

c) Condensed Statements of Cash Flows (In thousands)

	Years Ended December 31,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$(20,537)	$(23,437)	$5,574

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of equity securities	2,604	467	—
Proceeds from sale of intangible assets	—	500	—
Proceeds from extinguishment of investment in a convertible loan	—	—	1,000
Purchases of property, plant and equipment	—	—	(13)
Purchases of intangible asset	—	—	(2,000)
Investment in subsidiaries	—	—	(1,000)
Net cash provided by (used in) investing activities	2,604	967	(2,013)

CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of ordinary share	—	—	(278)
Payment of share issuance costs	(681)	(960)	—
Proceeds from issuance of convertible notes	5,000	—	—
Proceeds from issuance of ordinary shares	5,878	15,000	—
Proceeds from exercise of share options	56	2,112	109
Net cash provided by (used in) provided by financing activities	10,253	16,152	(169)

Net increase (decrease) in cash and cash equivalents	(7,680)	(6,318)	3,392
Cash and cash equivalents at beginning of year	9,162	15,480	12,088
Cash and cash equivalents at end of year	$1,482	$9,162	$15,480

Note: For the presentation of the condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323, “Investments-Equity Method and Joint Ventures”. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries” and the subsidiaries loss as “Share of loss of subsidiaries” on the condensed statements of operations and comprehensive loss. The condensed financial information should be read in conjunction with the Company’s consolidated financial statements. As of December 31, 2025 and 2024, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable shares or guarantees of the Company, except for those, which have been separately disclosed in the consolidated financial statements.